PREMIUM FINANCE AGREEMENT (Detail) $ in Thousands	Aug. 03, 2022 USD ($) payment	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Outstanding balance of debt			$ 425,408	$ 425,980
Notes Payable, Other Payables | Premium Finance Agreement
Short-term Debt [Line Items]
Face amount of debt	$ 3,600
Interest rate	4.60%
Term of debt	20 months
Number of fixed monthly principal and interest payments | payment	20
Fixed monthly principal and interest payments	$ 190
Outstanding balance of debt		$ 2,200	$ 2,800